Offerings - Offering: 1	Jun. 05, 2026 USD ($)
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Common Stock, par value $0.0001 per share, reserved for issuance under the Registrant's Amended and Restated 2024 Equity Incentive Plan
Amount Registered	3,231,638
Proposed Maximum Offering Price per Unit	4.16
Maximum Aggregate Offering Price	$ 13,443,614.08
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,856.56
Offering Note	Pursuant to Rule 416(a) of the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement on Form S-8 (“Registration Statement”) covers any additional shares of OnKure Therapeutics, Inc.’s (the “Registrant”) Class A common stock that become issuable under the Registrant’s Amended and Restated 2024 Equity Incentive Plan (the “2024 Plan”) by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without the Registrant’s receipt of consideration which results in an increase in the number of the outstanding shares of Class A common stock. The amount registered represents an increase to the number of shares of the Registrant’s Class A common stock reserved for issuance pursuant to future awards under the 2024 Plan that became effective upon the Registrant obtaining stockholder approval of the Restated 2024 Plan at the Registrant’s 2026 Annual Meeting of Stockholders on June 3, 2026. The proposed maximum offer price is estimated in accordance with Rule 457(c) and (h) of the Securities Act solely for the purpose of calculating the registration fee on the basis of $4.16 per share, which is the average of the high and low prices of the Registrant’s Class A common stock, as reported on the Nasdaq Global Market, on May 29, 2026.